UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt 300 South Wacker Drive Suite 2880 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 669-1650

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2008 to June 30, 2009

Proxy Voting Record for the Reporting Period from July 1, 2008 to June 30, 2009

Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940.  The table below discloses the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

For each matter identified in the table below (unless otherwise noted):  (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
A.M. Castle & Co.	CAS	148411101	04/23/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Performance Measures)
AEP Industries Inc.	AEPI	001031103	04/14/2009	Election of Directors Ratification of Auditors
AeroCentury Corp.	ACY	007737109	04/30/2009	Election of Directors Ratification of Auditors
Allied Healthcare Products, Inc.	AHP	019222108	11/13/2008	Election of Directors
Allied Nevada Gold Corp.	ANV	019344100	06/17/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Allis-Chalmers Energy Inc.	ALY	019645506	08/14/2008	Approval of Merger Approval of Adjournment of Meeting to Solicit Votes
Allis-Chalmers Energy Inc.	ALY	019645506	12/04/2008	Election of Directors Ratification of Auditors
American Software, Inc.	AMSWA	029683109	08/17/2008	Election of Directors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Anadigics, Inc.	ANAD	032515108	05/14/2009	Election of Directors Ratification of Auditors
Astro-Med, Inc.	ALOT	04638F108	05/19/2009	Election of Directors
Barrett Business Services, Inc.	BBSI	068463108	05/13/2009	Election of Directors Approval of Equity Compensation Plan
BioScrip, Inc.	BIOS	09069N108	04/28/2009	Election of Directors Ratification of Auditors
Brigham Exploration Company	BEXP	109178103	05/28/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available) Approval of Grants to Non-Employee Directors
Cal-Maine Foods, Inc.	CALM	128030202	10/02/2008	Election of Directors Approval of Amendment to Charter Documents (Related to Dividend on Classes of Stock) Approval of Shareholder Proposal (Voted Against)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Candela Corporation	CLZR	136907102	12/12/2008	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan Approval of Amendment to Charter Documents (Related to Issuance of Preferred Stock)
CE Franklin Ltd.	CFK	125151100	04/28/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Unallocated Stock Options
Century Casinos, Inc.	CNTY	156492100	04/07/2009	Election of Directors Ratification of Auditors
COGO Group, Inc.	COGO	192448108	12/22/2008	Election of Directors Ratification of Auditors
Columbus McKinnon Corporation	CMCO	199333105	07/28/2008	Election of Directors Ratification of Auditors
Comfort Systems USA, Inc.	FIX	199908104	05/15/2009	Election of Directors Ratification of Auditors
CRM Holdings, Ltd.	CRMH	G2554P103	05/05/2009	Election of Directors Ratification of Auditors Direction to Elect Director Designees for Subsidiary
Cutera, Inc.	CUTR	232109108	05/20/2009	Election of Directors Ratification of Auditors Approval of Option Exchange Employees Approval of Option Exchange Executive Officers and Non-Employee Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
CyberOptics Corporation	CYBE	232517102	05/18/2009	Election of Directors
DIGI International, Inc.	DGII	253798102	01/26/2009	Election of Directors Ratification of Auditors
Edge Petroleum Corporation	EPEX	279862106	10/23/2008	Election of Directors Ratification of Auditors Approval of Merger
Exponent, Inc.	EXPO	30214U102	05/28/2009	Election of Directors Ratification of Auditors
Five Star Quality Care, Inc.	FVE	33832D106	05/14/2009	Election of Directors
Flanders Corporation	FLDR	338494107	12/12/2008	Election of Directors
Flexsteel Industries, Inc.	FLXS	339382103	12/08/2008	Election of Directors
Force Protection, Inc.	FRPT	345203202	11/21/2008	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan Approval of Amendment to Charter Documents (Related to Board Size and Provisions on Loans to Directors)
Force Protection, Inc.	FRPT	345203202	05/15/2009	Election of Directors Ratification of Auditors
Fronteer Development Group Inc.	FRG	35903Q106	05/07/2009	Election of Directors Ratification of Auditors Approval of Auditors Remuneration

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
FSI International, Inc.	FSII	302633102	01/21/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Furniture Brands International, Inc.	FBN	360921100	05/07/2009	Election of Directors Ratification of Auditors Approval of Shareholder Proposal (Voted Against)
Gasco Energy, Inc.	GSX	367220100	05/28/2009	Election of Directors Ratification of Auditors
Globecomm Systems Inc.	GCOM	37956X103	11/20/2008	Election of Directors Ratification of Auditors
GP Strategies Corporation	GPX	36225V104	12/11/2008	Election of Directors Ratification of Auditors
Gulfmark Offshore, Inc.	GLF	402629109	05/14/2009	Election of Directors Ratification of Auditors
Gulfport Energy Corporation	GPOR	402635304	06/10/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares)
Harmonic Inc.	HLIT	413160102	05/21/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Haverty Furniture Companies, Inc.	HVT	419596101	05/08/2009	Election of Directors Ratification of Auditors
Health Grades, Inc.	HGRG	42218Q102	06/24/2009	Election of Directors
Healthtronics, Inc.	HTRN	42222L107	05/07/2009	Election of Directors
Home Diagnostics, Inc.	HDIX	437080104	06/02/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Hooker Furniture Corporation	HOFT	439038100	06/09/2009	Election of Directors
Hooper Holmes Inc.	HH	439104100	05/19/2009	Election of Directors (Dissident Shareholder Nominated Directors and Voted for Dissident Slate) Ratification of Auditors
ICT Group, Inc.	ICTG	44929Y101	05/29/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
IMAX Corporation	IMAX	45245E109	06/03/2009	Election of Directors Ratification of Auditors
iPass Inc.	IPAS	46261V108	06/24/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Declassification of Board)
John B. Sanfilippo & Son, Inc.	JBSS	800422107	10/30/2008	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Kimball International, Inc.	KBALB	494274103	10/21/2008	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
KMG Chemicals, Inc.	KMGB	482564101	12/02/2008	Election of Directors Ratification of Auditors
La-Z Boy Incorporated	LZB	505336107	08/20/2008
Election of Directors

Ratification of Auditors

Approval of Amendment to Charter Documents (Related to Vote to Amend Bylaws)

Approval of Amendment to Charter Documents (Related to Elimination of High Vote for Merger)

Shareholder Proposal (Voted Against)

Lifetime Brands, Inc.	LCUT	53222Q103	06/11/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Matrixx Initiatives, Inc.	MTXX	57685L105	08/26/2008	Election of Directors Ratification of Auditors
Meadow Valley Corporation	MVCO	583185103	12/26/2008	Approval of Merger Approval of Adjournment of Meeting to Solicit Votes
Measurement Specialties, Inc.	MEAS	583421102	9/22/2008	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Medtronic, Inc.	MDT	585055106	08/21/2008	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
MFRI, Inc.	MFRI	552721102	06/23/2009	Election of Directors
Michael Baker Corporation	BKR	057149106	09/09/2008	Election of Directors
Michael Baker Corporation	BKR	057149106	05/28/2009	Election of Directors
Midas, Inc.	MDS	595626102	05/12/2009	Election of Directors Ratification of Auditors
Mitcham Industries, Inc.	MIND	606501104	07/24/2008	Election of Directors Ratification of Auditors
Monmouth Real Estate Investment Corp	MNRTA	609720107	05/06/2009	Election of Directors Ratification of Auditors
Monro Muffler Brake, Inc.	MNRO	610236101	08/12/2008	Election of Directors Ratification of Auditors
Nam Tai Electronics, Inc.	NTE	629865205	06/05/2009	Election of Directors Ratification of Auditors
Natco Group Inc.	NTG	63227W203	05/19/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
National Dentex Corporation	NADX	63563H109	05/12/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
NetScout Systems, Inc.	NTCT	64115T104	09/10/2008	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Newpark Resources, Inc.	NR	6517185504	06/10/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Nicholas Financial, Inc.	NICK	65373J209	08/06/2008	Election of Directors Ratification of Auditors
Noble International, LTD	NOBL	655053106	07/17/2008	Election of Directors Ratification of Auditors Approval of Issuance of Securities Approval of Adjournment of Meeting to Solicit Votes
North American Galvanizing & Coatings, Inc.	NGA	65686Y109	04/02/2009	Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares)
Northwest Pipe Company	NWPX	667746101	06/02/2009	Election of Directors
Omega Protein Corporation	OME	68210P107	06/12/2009	Election of Directors Ratification of Auditors
Oplink Communications, Inc.	OPLK	68375Q403	11/05/2008	Election of Directors Ratification of Auditors
OYO Geospace Corporation	OYOG	671074102	02/23/2009	Election of Directors Ratification of Auditors Approval of Executive Compensation
Park-Ohio Holdings Corp.	PKOH	700666100	05/28/2009	Election of Directors Ratification of Auditors Approval of Bonus Plan
PC Mall, Inc.	MALL	69323K100	07/25/2008	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
PCTEL, Inc.	PCTI	69325Q105	06/09/2009	Election of Directors Ratification of Auditors
Penford Corporation	PENX	707051108	01/26/2009	Election of Directors Ratification of Auditors
Pepco Holdings, Inc.	PQM	713291102	05/15/2009	Election of Directors
Perma-Fix Environmental Services, Inc.	PESI	714157104	08/05/2008	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Perry Ellis International, Inc.	PERY	288853104	06/18/2009	Election of Directors Ratification of Auditors
Psychemedics Corporation	PMD	744375205	05/21/2009	Election of Directors
Radvision Ltd.	RVSN	M81869105	09/24/2008
Election of Directors

Ratification of Auditors

Approval of Amendment to Charter Documents (Related to Provisions on Directors)

Approval of Extension of Exercise Period for Options

Approval of Remuneration to Directors

Rentrak Corporation	RENT	760174102	08/21/2008	Election of Directors
Rimage Corporation	RIMG	766721104	05/13/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
Rudolph Technologies, Inc.	RTEC	781270103	05/19/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Rush Enterprises, Inc.	RUSHA	781846209	05/19/2009	Election of Directors Ratification of Auditors
Rush Enterprises, Inc.	RUSHB	7818746308	05/19/2009	Election of Directors Ratification of Auditors
Sanders Morris Harris Group, Inc.	SMHG	80000Q104	05/21/2009	Election of Directors
Seabridge Gold, Inc.	SA	811916105	06/18/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available) Approval of Auditors Remuneration Approval of Grant of Options
Smith Micro Software, Inc.	SMSI	832154108	08/14/2008	Election of Directors Ratification of Auditors
SORL Auto Parts, Inc.	SORL	78461U101	09/09/2008	Election of Directors Ratification of Auditors
SORL Auto Parts, Inc.	SORL	78461U101	06/10/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Elimination of Anti-Takeover Provisions) Approval of Amended and Restated Charter Documents
Spartan Motors, Inc.	SPAR	846819100	05/20/2009	Election of Directors Ratification of Auditors
Sports Supply Group, Inc.	RBI	84916A104	11/20/2008	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Star Bulk Carriers Corp.	SBLK	Y8162K105	11/11/2008	Election of Directors Ratification of Auditors
StealthGas Inc.	GASS	Y81669106	07/13/2008	Election of Directors Ratification of Auditors
Steinway Musical Instruments, Inc.	LVB	858495104	05/29/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
Sterling Construction Company, Inc.	STRL	859241101	05/06/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Revising Corporate Governance Provisions)
Stewart Enterprises, Inc.	STEI	860370105	04/02/2009	Election of Directors Ratification of Auditors
Tandy Brands Accessories, Inc.	TBAC	875378101	10/30/2008	Election of Directors Ratification of Auditors
Techwell, Inc.	TWLL	87874D101	06/16/2009	Election of Directors Ratification of Auditors
Tejon Ranch Co.	TRC	879080109	05/12/2009	Election of Directors Ratification of Auditors
TGC Industries, Inc.	TGE	872417308	06/02/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
The Management Network Group, Inc.	TMNG	561693102	06/08/2009
Election of Directors

Ratification of Auditors

Approval of Equity Compensation Plan

Approval of Amendment to Equity Compensation Plan (Related to Extending Term of Awards and Freezing Shares Available)

The Meridian Resource Corporation	TMR	58977Q109	08/06/2008	Election of Directors Ratification of Auditors
The Middleby Corporation	MIDD	596278101	05/07/2009	Election of Directors Ratification of Auditors Approval of Performance Goals under Equity Compensation Plan Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Tier Technologies, Inc.	TIER	88650Q100	03/11/2009
Election of Directors (Dissident Shareholder Nominated Directors and Voted for Dissident Slate)

Ratification of Auditors

Approval of Shareholder Proposal to Eliminate Poison Pill (Voted in Favor of Shareholder Proposal)

Approval of Shareholder Proposal to Give Shareholders Ability to Call Special Meeting (Voted in Favor of Shareholder Proposal)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
TradeStation Group, Inc.	TRAD	89267P105	06/02/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Transglobe Energy Corporation	TGA	893662106	05/12/2009	Election of Directors Ratification of Auditors Approval of Size of Board
Union Drilling, Inc.	UDRL	90653P105	06/11/2009	Election of Directors Ratification of Auditors
Universal Electronics, Inc.	UEIC	913483103	06/16/2009	Election of Directors Ratification of Auditors
USA Truck, Inc.	USAK	902925106	05/06/2009	Election of Directors
Vaalco Energy, Inc.	EGY	91851C201	06/03/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Declassifying Board) Approval of Rights Agreement
Versar, Inc.	VSR	925297103	11/19/2008	Election of Directors Ratification of Auditors
Vignette Corporation	VIGN	926734401	05/22/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Virtual Radiologic Corporation	VRAD	92826B104	05/07/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Vitran Corporation Inc.	VTNC	92850E107	04/22/2009	Election of Directors Ratification of Auditors
Vivus, Inc.	VVUS	928551100	06/26/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Willbros Group, Inc.	WG	969203108	05/27/2009	Election of Directors Ratification of Auditors
Zygo Corporation	ZIGO	989855101	06/16/2009	Election of Directors Ratification of Auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated August 21, 2009.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.

By:	/s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)